GAIN ON DISSOLUTION OF SUBSIDIARIES AND BRANCHES	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Youlife International Holdings Inc [Member]
Restructuring Cost and Reserve [Line Items]
GAIN ON DISSOLUTION OF SUBSIDIARIES AND BRANCHES

12. GAIN ON DISSOLUTION OF SUBSIDIARIES AND BRANCHES

The total gains on dissolution of subsidiaries and branches for the six months ended June 30, 2023 and 2024 were RMB 9,740 and RMB1,322. The dissolution of subsidiaries and branches does not represent a strategic shift, but rather an ordinary course of business. Subsidiaries and branches are set up to provide employee management services to cater to customers’ evolving needs and localization preferences and are dissolved when contracts end.

24. GAIN ON DISSOLUTION OF SUBSIDIARIES AND BRANCHES

The total gains on dissolution of subsidiaries and branches for the year ended December 31, 2022 and 2023 were RMB 16,010 and RMB 29,312. The dissolution of subsidiaries and branches does not represent a strategic shift, but rather an ordinary course of business. Subsidiaries and branches are set up to provide employee management services to cater to customers’ evolving needs and localization preferences and are dissolved when contracts end.